Prepayment and Deposits - Schedule of Prepayments and Deposits (Details) - USD ($)	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Prepayment And Deposits
Subscription receivable	$ 232,040	$ 232,040
Deposits	3,277	3,277
Prepayment	3,068	7,619
Total prepayments and deposits	$ 238,385	$ 242,936	$ 3,277